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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
27,266	iShares Barclays 20+ Year Treasury Bond Fund	$3,776,341	1.1
38,802	iShares iBoxx High Yield Corporate Bond Fund	3,501,104	1.0
190,300	iShares MSCI EAFE Index Fund	11,648,263	3.3

	Total Exchange-Traded Funds
	(Cost $19,633,112)	18,925,708	5.4

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 92.2%
634,713	Voya Corporate Leaders 100 Fund - Class I	10,859,933	3.0
1,778,141	Voya Floating Rate Fund - Class I	17,763,626	5.0
2,386,270	Voya Global Bond Fund - Class R6	24,864,935	7.0
678,497	Voya Global Real Estate Fund - Class R6	14,418,071	4.1
4,876,786	Voya High Yield Bond Fund - Class I	39,306,896	11.1
5,121,827	Voya Intermediate Bond Fund - Class R6	52,601,167	14.8
1,636,238	Voya International Core Fund - Class I	15,151,564	4.3
2,175,377	Voya Large Cap Growth Fund - Class R6	31,782,260	8.9
2,683,438	Voya Large Cap Value Fund - Class R6	34,348,008	9.7
497,251	@ Voya MidCap Opportunities Fund - Class R6	12,257,241	3.4
1,000,649	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,526,825	3.0
2,520,906	Voya Multi-Manager International Equity Fund - Class I	26,721,600	7.5
394,027	Voya Multi-Manager International Small Cap Fund - Class I	17,845,465	5.0
994,217	Voya Multi-Manager Mid Cap Value Fund - Class I	12,139,394	3.4
408,289	@ Voya Small Company Fund - Class R6	6,953,156	2.0

	Total Mutual Funds
	(Cost $327,170,607)	327,540,141	92.2

	Total Long-Term Investments
	(Cost $346,803,719)	346,465,849	97.6

SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
8,253,964	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $8,253,964)	$8,253,964	2.3

	Total Short-Term Investments
	(Cost $8,253,964)	8,253,964	2.3

	Total Investments in Securities (Cost $355,057,683)	$354,719,813	99.9
	Assets in Excess of Other Liabilities	472,828	0.1
	Net Assets	$355,192,641	100.0

††	Rate shown is the 7-day yield as of January 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $355,032,438.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,221,440
Gross Unrealized Depreciation	(5,534,065)

Net Unrealized Depreciation	$(312,625)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,925,708	$–	$–	$18,925,708
Mutual Funds	327,540,141	–	–	327,540,141
Short-Term Investments	8,253,964	–	–	8,253,964
Total Investments, at fair value	$354,719,813	$–	$–	$354,719,813
Liabilities Table
Other Financial Instruments+
Futures	$(137,106)	$–	$–	$(137,106)
Written Options	–	(685,496)	–	(685,496)
Total Liabilities	$(137,106)	$(685,496)	$–	$(822,602)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument.  OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 1/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$-	$63,200,744	$(51,770,933)	$(569,878)	$10,859,933	$644,979	$51,243	$-
Voya Floating Rate Fund - Class I	16,142,155	5,978,486	(4,281,433)	(75,582)	17,763,626	145,133	(46,102)	-
Voya Global Bond Fund - Class R6	22,380,183	6,154,217	(3,240,722)	(428,743)	24,864,935	234,957	(268,897)	-
Voya Global Real Estate Fund - Class R6	13,507,384	345,832	-	564,855	14,418,071	131,237	-	-
Voya High Yield Bond Fund - Class I	35,601,880	6,840,241	(2,046,148)	(1,089,077)	39,306,896	536,290	(46,148)	-
Voya Intermediate Bond Fund - Class R6	46,963,093	4,621,224	-	1,016,850	52,601,167	348,248	-	-
Voya International Core Fund - Class I	13,847,566	10,844,031	(8,832,190)	(707,843)	15,151,564	48,233	(22,700)	735,866
Voya Large Cap Growth Fund - Class R6	29,511,084	20,395,308	(16,165,093)	(1,959,039)	31,782,260	28,504	1,962,127	182,718
Voya Large Cap Value Fund - Class R6	32,709,622	23,828,535	(19,130,096)	(3,060,053)	34,348,008	172,230	1,199,497	890,842
Voya MidCap Opportunities Fund - Class R6	11,425,562	8,264,065	(6,551,702)	(880,684)	12,257,241	6,686	563,655	526,350
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,846,212	1,631,889	-	(951,276)	10,526,825	149,717	-	-
Voya Multi-Manager International Equity Fund - Class I	24,592,164	18,432,054	(15,791,525)	(511,093)	26,721,600	219,634	(205,503)	376,515
Voya Multi-Manager International Small Cap Fund - Class I	16,296,739	2,112,553	-	(563,827)	17,845,465	218,303	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	11,500,686	8,671,777	(6,635,948)	(1,397,121)	12,139,394	52,910	479,408	782,984
Voya Small Company Fund - Class R6	6,709,768	4,768,753	(4,010,931)	(514,434)	6,953,156	12,797	224,401	213,680
	$291,034,098	$186,089,709	$(138,456,721)	$(11,126,945)	$327,540,141	$2,949,858	$3,890,981	$3,708,955

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2015, the following futures contracts were outstanding for Voya Global Target Payment Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	59	03/12/15	$7,106,830	$(137,106)
			$7,106,830	$(137,106)

At January 31, 2015, the following over-the-counter written options were outstanding for Voya Global Target Payment Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
452,079	Citigroup, Inc.	Call on iShares® MSCI EAFE Index Fund	62.290	USD	02/24/15	$397,061	$(244,269)
15,225	UBS AG	Call on S&P 500® Index	2,029.550	USD	02/24/15	463,499	(303,106)
47,169	UBS AG	Call on SPDR® S&P® MidCap 400 ETF	265.850	USD	02/24/15	198,129	(138,121)
		Total Written OTC Options				$1,058,689	$(685,496)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$137,106
Equity contracts	Written options	685,496
Total Liability Derivatives		$822,602

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2015:

	Citigroup, Inc.	UBS AG	Totals
Liabilities:
Written options	$244,269	$441,227	$685,496
Total Liabilities	$244,269	$441,227	$685,496

Net OTC derivative instruments by counterparty, at fair value	$(244,269)	$(441,227)	(685,496)

Total collateral pledged by Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(244,269)	$(441,227)	$(685,496)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2015